Right of use assets - Summary (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Adoption of IFRS 16	$ 204,937
Exchange differences		$ (12,782)
Additions and re-measurement		91,066
Depreciation		(45,168)	$ 0	$ 0
Closing net book amount	204,937	238,053	$ 0
Agricultural partnerships
Disclosure of quantitative information about right-of-use assets [line items]
Adoption of IFRS 16	194,763
Exchange differences		1,582
Additions and re-measurement		60,770
Depreciation		(37,278)
Closing net book amount		219,837
Others
Disclosure of quantitative information about right-of-use assets [line items]
Adoption of IFRS 16	$ 10,174
Exchange differences		(14,364)
Additions and re-measurement		30,296
Depreciation		(7,890)
Closing net book amount		$ 18,216